CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest income
Interest and fees on loans	$ 13,930	$ 13,383	$ 13,387
Interest on investment securities:
Taxable	205	241	310
Tax exempt	313	382	509
Federal funds sold	33	39	46
Total interest income	14,481	14,045	14,252
Interest expense
Interest on deposits	839	1,132	1,474
Interest on borrowings	43	44	19
Total interest expense	882	1,176	1,493
Net interest income	13,599	12,869	12,759
Provision for loan losses	309	531	798
Net interest income after provision for loan loss	13,290	12,338	11,961
Noninterest income
Service fees and overdraft charges	1,477	1,453	1,486
Other income	654	710	811
Total noninterest income	2,131	2,163	2,297
Noninterest expenses
Salaries and employee benefits	5,917	5,755	5,625
Premises and equipment	1,227	1,245	1,257
Other real estate owned and miscellaneous loan expense	439	222	202
Professional fees	445	387	434
Data processing	194	194	198
Software maintenance	415	424	416
Advertising and promotional	242	244	238
FDIC deposit insurance	228	273	256
Franchise tax	341	246	330
Loss on sale of bank premises, net	30	0	0
Losses on repossessed asset sales, net	33	33	15
Other operating expense	1,183	1,152	1,172
Total noninterest expense	10,694	10,175	10,143
Income before income taxes	4,727	4,326	4,115
Income tax expense	1,431	1,271	1,177
Net income	$ 3,296	$ 3,055	$ 2,938
Basic earnings per common share (in dollars per share)	$ 2.78	$ 2.60	$ 2.52
Diluted earnings per common share (in dollars per share)	$ 2.73	$ 2.57	$ 2.49